Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation Disclosure1 [Abstract]
Schedule of Change in Asset Retirement Obligation

Current and non-current portion December 31, 2023	$136.8
Liability assumed on Argonaut acquisition (Note 6)	18.0
Reclamation expenditures	(10.6)
Accretion expense	8.9
Revisions to expected discounted cash flows[1]	2.8
Foreign exchange revaluation	(4.3)
Current and non-current portion December 31, 2024	$151.6
Reclamation expenditures	(12.2)
Accretion expense	9.6
Revisions to expected discounted cash flows[1]	11.2
Foreign exchange revaluation	1.3
Current and non-current portion December 31, 2025	$161.5
Less: Current portion of decommissioning liability	(8.1)
Non-current portion December 31, 2025	$153.4
1. Included in the revisions to expected discounted cash flows for the year ended December 31, 2025 are costs of $0.6 million related to closed sites with a corresponding expense recorded in Other Loss (Note 21) (year ended December 31, 2024 - $0.2 million).